UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21238
                                   ---------

                 Nicholas-Applegate Convertible & Income Fund II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: December 31
                          -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS


                               Semi-Annual Report
                                                                        12.31.04

                NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II


                                       NCZ (LOGO)

CONTENTS

Letter to Shareholders..........................     1

Performance & Statistics........................     2

Schedule of Investments.........................   3-8

Statement of Assets and Liabilities.............     9

Statement of Operations.........................    10

Statement of Changes in Net Assets..............    11

Notes to Financial Statements................... 12-15

Financial Highlights............................    16

Annual Shareholder Meeting Results..............    17


                                                                     PIMCO(LOGO)

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II LETTER TO SHAREHOLDERS


                                                               February 15, 2005
Dear Shareholder:

We  are   pleased  to   provide   you  with  the   semi-annual   report  of  the
Nicholas-Applegate Convertible & Income Fund II (the "Fund") for the six months ended December 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call shareholder services at 1-800-331-1710. Also please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Fund's investment manager and Nicholas-Applegate Capital Management LLC, the Fund's sub-adviser, we thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,



/s/ Robert E. Connor                                 /s/ Brian S. Shlissel
--------------------                                 ---------------------
Robert E. Connor                                     Brian S. Shlissel
CHAIRMAN                                             PRESIDENT, CHIEF EXECUTIVE
                                                     OFFICER




|12.31.04 | Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 1

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II PERFORMANCE & STATISTICS December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:
NCZ
OBJECTIVE:
Total return through a
combination of capital
appreciation and high current income.

PRIMARY INVESTMENTS:
At least 50% of total assets
in convertible securities.

INCEPTION DATE:
July 31, 2003
TOTAL NET ASSETS(1):
$1,402.4 million
PORTFOLIO MANAGER:
Douglas Forsyth

--------------------------------------------------------------------------------
TOTAL RETURN(2):                               MARKET PRICE                NAV
--------------------------------------------------------------------------------
Six Months ended 12/31/04                         19.18%                  10.37%
1 Year ended 12/31/04                             13.69%                  13.15%
Commencement of Operations (7/31/03) to 12/31/04  14.61%                  18.39%
--------------------------------------------------------------------------------


MARKET PRICE/NET ASSET VALUE:
--------------------------------------------------------------------------------
Market Price                                     $15.82
--------------------------------------------------------------------------------
Net Asset Value                                  $15.82
Dividend Yield(3)                                  8.77%
--------------------------------------------------------------------------------
Premium (Discount) to Net Asset Value              0.00%
--------------------------------------------------------------------------------

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (7/31/03)  to 12/31/04
[ ] NAV
[ ] Market Price

             [DATA BELOW REPRESENTS BAR CHART IN ITS PRINTED FORM]

      7/31/2003         14.3          15
                        14.96         15.01
                        14.17         15.01
                        14.1          15
                        14.4          15
                        14.61         15
                        14.7          15.01
                        14.73         14.39
                        14.84         14.61
                        14.59         14.3
                        14.75         14.7
                        14.87         14.56
                        14.9          14.73
                        14.76         14.7
                        14.97         14.87
                        15.11         15
                        14.92         14.94
                        14.81         14.89
                        15.15         14.85
                        15.24         15.23
                        15.19         15.27
                        15.33         15.13
                        15.37         15.22
                        15.48         15.58
                        15.98         15.86
                        16.03         15.63
                        16.11         15.5
                        15.79         15.55
                        15.65         15.81
                        15.67         15.65
                        15.55         15.36
                        15.55         15.43
                        15.75         15.73
                        15.37         15.44
                        15.22         15.17
                        15.21         15.41
                        15.62         15.67
                        15.68         15.28
                        15.39         14.67
                        15.58         14.28
                        15.16         14.49
                        14.92         13.57
                        14.41         13.44
                        14.56         13.71
                        14.9          14.27
                        14.88         14.26
                        14.91         14.24
                        14.98         13.95
                        15.14         13.9
                        15.06         14.4
                        14.93         14.43
                        14.84         14.38
                        14.69         14.09
                        14.73         14.29
                        14.38         14.55
                        14.21         14.54
                        14.53         14.64
                        14.6          14.8
                        14.69         14.76
                        14.73         14.9
                        14.84         15.13
                        14.82         15.11
                        14.94         15.02
                        14.93         15.11
                        14.64         15.09
                        14.66         15.05
                        14.86         15.13
                        15.34         15.18
                        15.4          15.29
                        15.43         15.53
                        15.69         15.66
                        15.71         15.6
                        15.66         15.47
                        15.78         15.66
                        15.93         15.76
     12/31/2004         15.82         15.82

              DATA BELOW REPRESENTS PIE CHART IN ITS PRINTED FORM

A     2.8
Aaa   0.8
B    36.2
Ba   15.1
Baa  13.5
Ca    1.4
Caa  13.2
NR   17.0


(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Dividend Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at December 31, 2004.




2 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                               (Moody's/S&P)              Value
----------------------------------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES--44.0%
----------------------------------------------------------------------------------------------------------
               ADVERTISING--0.9%
 $10,000       RH Donnelley Financial Corp., 10.875%, 12/15/12               B2/B+           $  11,875,000
                                                                                             -------------
               AIRLINES--0.2%
   3,020       Northwest Airlines Corp., 10.00%, 2/1/09                    Caa1/CCC+             2,544,350
                                                                                             -------------
               APPAREL--0.2%
   1,500       Oxford Industries, Inc., 8.875%, 6/1/11                       B2/B                1,610,625
   1,275       Phillips-Van Heusen Corp., 8.125%, 5/1/13                     B2/BB-              1,383,375
                                                                                             -------------
                                                                                                 2,994,000
                                                                                             -------------
               AUTOMOTIVE--1.8%
   6,490       Collins & Aikman Products, Inc., 10.75%, 12/31/11             B2/B-               6,619,800
   9,560       Collins & Aikman Products, Inc., 12.875%, 8/15/12 (a)         B3/B-               8,257,450
   8,300       HLI Operating Co., Inc., 10.50%, 6/15/10                      B1/B+               8,901,750
                                                                                             -------------
                                                                                                23,779,000
                                                                                             -------------
               BUILDING & CONSTRUCTION--0.2%
   2,750       US Concrete, Inc., 8.375%, 4/1/14                             B3/B-               2,963,125
                                                                                             -------------
               CHEMICALS--3.1%
   2,300       Huntsman LLC, 11.50%, 7/15/12 (a)                            B3/CCC+              2,719,750
   7,685       Huntsman LLC, 11.625%, 10/15/10                               B2/B                9,087,512
   9,000       Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A                 B1/B+               9,900,000
   4,315       Lyondell Chemical Co., 10.875%, 5/1/09                        B3/B-               4,563,112
   9,345       Polyone Corp., 10.625%, 5/15/10                               B3/B+              10,513,125
   4,190       Rhodia S.A., 10.25%, 6/1/10                                  B3/CCC+              4,734,700
                                                                                             -------------
                                                                                                41,518,199
                                                                                             -------------
               COMMERCIAL SERVICES--2.1%
  12,690       Integrated Electrical Services Inc., 9.375%, 2/1/09, Ser. C Caa1/NR              11,928,600
   4,525       Vertrue, Inc., 9.25%, 4/1/14                                  B2/B                4,796,500
  10,500       Xerox Corp., 9.75%, 1/15/09                                  Ba2/B+              12,337,500
                                                                                             -------------
                                                                                                29,062,600
                                                                                             -------------
               CONSUMER PRODUCTS--1.1%
   8,750       Central Garden & Pet Co., 9.125%, 2/1/13                      B2/B+               9,668,750
   4,530       Jarden Corp., 9.75%, 5/1/12                                   B2/B-               5,028,300
                                                                                             -------------
                                                                                                14,697,050
                                                                                             -------------
               ELECTRONICS--2.0%
   4,860       Flextronics International Ltd., 6.25%, 11/15/14 (a)          Ba2/BB-              4,811,400
   3,400       Imax Corp., 9.625%, 12/1/10                                   B3/B-               3,723,000
   9,425       Sanmina-SCI Corp., 10.375%, 1/15/10                          Ba2/BB-             10,815,187
   4,500       Seitel, Inc., 11.75%, 7/15/11 (a)                             B3/B-               4,747,500
   2,790       Stoneridge, Inc., 11.50%, 5/1/12                              B1/B+               3,243,375
                                                                                             -------------
                                                                                                27,340,462
                                                                                             -------------
               ENERGY--0.9%
  10,505       Reliant Resources, Inc., 9.50%, 7/15/13                       B1/B               11,936,306
                                                                                             -------------
               FINANCE--0.2%
   3,255       Metris Companies, Inc., 10.125%, 7/15/06                    Caa2/CCC              3,320,100
                                                                                             -------------
               FINANCIAL SERVICES--0.3%
   3,750       Alamosa Delaware, Inc., 11.00%, 7/31/10                     Caa1/CCC              4,415,625
                                                                                             -------------



|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 3

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                               (Moody's/S&P)             Value
----------------------------------------------------------------------------------------------------------
               FOOD SERVICES--0.9%
 $ 2,250       Pilgrim's Pride Corp., 9.25%, 11/15/13                        B2/B+           $   2,520,000
   8,375       Pilgrim's Pride Corp., 9.625%, 9/15/11                        B1/BB-              9,421,875
                                                                                             -------------
                                                                                                11,941,875
                                                                                             -------------
               HEALTHCARE--0.8%
   1,000       Hanger Orthopedic Group, Inc., 11.25%, 6/15/09               NR/CCC+              1,045,000
   1,000       Medcath Holdings Corp., 9.875%, 7/15/12                      Caa1/B-              1,085,000
   2,250       National Mentor, Inc., 9.625%, 12/1/12 (a)                    B3/B-               2,390,625
   6,500       Select Medical Corp., 9.50%, 6/15/09                          B3/B-               6,971,250
                                                                                             -------------
                                                                                                11,491,875
                                                                                             -------------
               HOME BUILDERS--1.6%
  11,500       Ryland Group, Inc., 9.125%, 6/15/11                          Ba2/BB+             12,793,750
   5,000       Standard-Pacific Corp., 9.50%, 9/15/10                       Ba2/BB               5,375,000
   3,000       William Lyon Homes, Inc., 10.75%, 4/1/13                      B2/B                3,371,250
                                                                                             -------------
                                                                                                21,540,000
                                                                                             -------------
               HOTELS/GAMING--2.4%
  11,080       Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B          Ba3/BB-             12,520,400
  12,500       Penn National Gaming, Inc., 11.125%, 3/1/08, Ser. B           B2/B               13,343,750
   5,605       Venetian Casino Corp., 11.00%, 6/15/10                        B2/B                6,396,706
                                                                                             -------------
                                                                                                32,260,856
                                                                                             -------------
               LEISURE--1.4%
  10,745       Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D Caa2/CCC             9,240,700
   6,500       Equinox Holdings, Inc., 9.00%, 12/15/09                       B3/B-               6,922,500
   2,825       Royal Caribbean Cruises, Inc., 8.75%, 2/2/11                 Ba2/BB+              3,337,031
                                                                                             -------------
                                                                                                19,500,231
                                                                                             -------------
               MANUFACTURING--1.6%
  12,480       Case New Holland, Inc., 9.25%, 8/1/11 (a)                    Ba3/BB-             13,884,000
   2,250       Goodyear Tire & Rubber Co., 7.857%, 8/15/11                   B3/B-               2,283,750
   5,500       Jacuzzi Brands, Inc., 9.625%, 7/1/10                          B3/B                6,132,500
                                                                                             -------------
                                                                                                22,300,250
                                                                                             -------------
               METALS & MINING--1.0%
  10,685       AK Steel Corp., 7.875%, 2/15/09                               B3/B+              10,885,344
                                                                                             -------------
   2,210       Oregon Steel Mills, Inc., 10.00%, 7/15/09                     B1/B                2,458,625
                                                                                             -------------
                                                                                                13,343,969
                                                                                             -------------
               MISCELLANEOUS--2.8%
  36,980       Dow Jones CDX High Yield, 10.50%, 12/29/09 (a) (b)            NR/NR              37,742,713
                                                                                             -------------
               MULTI-MEDIA--2.7%
  12,000       Charter Communications, Inc., 10.75%, 10/1/09                Ca/CCC-             10,920,000
   6,690       Echostar DBS Corp., 9.125%, 1/15/09                          Ba3/BB-              7,359,000
   2,470       Lodgenet Entertainment Corp., 9.50%, 6/15/13                  B3/B-               2,729,350
   1,591       Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B     B2/B-               1,746,122
   8,260       Spanish Broadcasting System, Inc., 9.625%, 11/1/09          Caa1/CCC+             8,673,000
   4,967       XM Satellite Radio Holdings, Inc., 12.00%, 6/15/10          Caa1/CCC+             5,867,269
                                                                                             -------------
                                                                                                37,294,741
                                                                                             -------------
               OFFICE FURNISHINGS--0.3%
   3,894       Tempur-Pedic, Inc., 10.25%, 8/15/10                           B2/B                4,478,100
                                                                                             -------------



4 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                                (Moody's/S&P)              Value
----------------------------------------------------------------------------------------------------------
               OIL & GAS--1.8%
 $10,000       Petroleum Geo-Services ASA, 10.00%, 11/5/10                   NR/NR           $  11,400,000
  12,240       Sonat, Inc., 7.625%, 7/15/11                                Caa1/CCC+            12,668,400
                                                                                             -------------
                                                                                                24,068,400
                                                                                             -------------
               PAPER PRODUCTS--1.4%
   6,175       Buckeye Technologies, Inc., 9.25%, 9/15/08                   Caa1/B               6,175,000
  11,250       Georgia-Pacific Corp., 9.375%, 2/1/13                        Ba2/BB+             13,106,250
                                                                                             -------------
                                                                                                19,281,250
                                                                                             -------------
               PHARMACEUTICALS--0.4%
   5,250       Leiner Health Products, Inc., 11.00%, 6/1/12                 B3/CCC+              5,735,625
                                                                                             -------------
               RECYCLING--0.5%
   5,855       Imco Recycling, Inc., 10.375%, 10/15/10                       B2/B                6,645,425
                                                                                             -------------
               RETAIL--2.7%
   7,670       Friendly's Ice Cream Corp., 8.375%, 6/15/12                   B2/B-               7,526,188
   7,220       Michaels Stores, Inc., 9.25%, 7/1/09                         Ba1/BB+              7,736,735
   3,345       Mothers Work, Inc., 11.25%, 8/1/10                            B3/B                3,244,650
  13,000       Rite Aid Corp., 11.25%, 7/1/08                               Caa1/B-             14,105,000
   3,400       United Auto Group, Inc., 9.625%, 3/15/12                      B3/B                3,757,000
                                                                                             -------------
                                                                                                36,369,573
                                                                                             -------------
               SEMI-CONDUCTORS--0.8%
   6,200       Amkor Technology, Inc., 10.50%, 5/1/09                      Caa1/CCC+             6,200,000
   4,515       Fairchild Semiconductor International, Inc., 10.50%, 2/1/09   B2/B                4,763,325
                                                                                             -------------
                                                                                                10,963,325
                                                                                             -------------
               TELECOMMUNICATIONS--5.5%
   4,498       American Tower Corp., 9.375%, 2/1/09                         B3/CCC               4,756,635
  12,525       Crown Castle International, Corp., 10.75%, 8/1/11            B3/CCC+             13,589,625
  11,305       Millicom International Cellular S.A., 10.00%, 12/1/13 (a)     B3/B-              11,827,856
   4,990       Primus Telecommunications Group, Inc., 8.00%, 1/15/14        B3/CCC               4,391,200
   8,500       Primus Telecommunications Group, Inc., 12.75%, 10/15/09     Caa2/CCC              8,202,500
  10,040       Qwest Services Corp., 14.00%, 12/15/14 (a)                   Caa1/B              12,700,600
  12,200       Time Warner Telecom, Inc., 10.125%, 2/1/11                   B3/CCC+             11,986,500
   9,790       Triton PCS, Inc., 9.375%, 2/1/11                             Ca/CCC               7,832,000
                                                                                             -------------
                                                                                                75,286,916
                                                                                             -------------
               TEXTILES--0.9%
   4,625       Interface, Inc., 9.50%, 2/1/14                              Caa3/CCC              5,064,375
   5,625       Interface, Inc., 10.375%, 2/01/10                            Caa1/B-              6,468,750
                                                                                             -------------
                                                                                                11,533,125
                                                                                             -------------
               UTILITIES--1.0%
  12,000       AES Corp., 9.50%, 6/1/09                                      B2/B-              13,650,000
                                                                                             -------------
               WASTE DISPOSAL--0.5%
   6,775       Allied Waste, Inc., 10.00%, 8/1/09, Ser. B                   Caa2/B+              7,113,750
                                                                                             -------------
               Total Corporate Bonds & Notes (cost-$581,933,432)                               598,987,816
                                                                                             -------------



|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 5

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------


  Principal
   Amount                                                               Credit Rating
    (000)                                                              (Moody's/S&P)            Value
----------------------------------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES --31.6%
----------------------------------------------------------------------------------------------------------
               AEROSPACE--0.5%
 $ 2,400       GenCorp, Inc., 2.25%, 11/15/24 (a)                           Caa2/B           $   2,757,000
   2,500       GenCorp, Inc., 4.00%, 1/16/24                                Caa2/B               3,328,125
                                                                                             -------------
                                                                                                 6,085,125
                                                                                             -------------
               AIRLINES--1.9%
  16,300       Continental Airlines, Inc., 4.50%, 2/1/07                   Caa2/CCC+            13,732,750
  12,815       Northwest Airlines Corp., 6.625%, 5/15/23                   Caa1/CCC+            12,686,850
                                                                                             -------------
                                                                                                26,419,600
                                                                                             -------------
               AUTOMOTIVE--0.4%
   5,635       Sonic Automotive, Inc., 5.25%, 5/7/09                         B3/B+               5,635,000
                                                                                             -------------
               BUSINESS SERVICES--0.9%
  10,125       Bowne & Co., Inc., 5.00%, 10/1/33                             B2/B-              11,669,063
                                                                                             -------------
               CHEMICALS--1.0%
   5,950       Millennium Chemicals, Inc., 4.00%, 11/15/23                   B1/B+              13,677,562
                                                                                             -------------
               COMMERCIAL SERVICES--1.4%
  14,040       Quebecor World Color Press, Inc., 6.00%, 10/1/07             Ba1/BB+             14,461,200
   4,250       Memberworks Inc., 5.50%, 10/1/10                              NR/B-               5,089,375
                                                                                             -------------
                                                                                                19,550,575
                                                                                             -------------
               DIVERSIFIED MANUFACTURING--1.3%
  10,625       Tyco International Group S.A., 3.125%, 1/15/23              Baa3/BBB             17,903,125
                                                                                             -------------
               ELECTRONICS--1.9%
   7,900       Artesyn Technologies, Inc., 5.50%, 8/15/10                    NR/NR              13,469,500
  12,300       Cymer, Inc., 3.50%, 2/15/09                                   NR/B-              12,300,000
                                                                                             -------------
                                                                                                25,769,500
                                                                                             -------------
               FINANCING--1.3%
  14,700       GATX Corp., 7.50%, 2/1/07                                   Baa3/BBB-            17,235,750
                                                                                             -------------
               HEALTHCARE--0.2%
   1,400       Matria Healthcare, Inc., 4.875%, 5/1/24                       NR/B-               2,157,750
                                                                                             -------------
               INTERNET--1.2%
  15,758       E*Trade Group, Inc., 6.00%, 2/1/07                            NR/B-              16,171,648
                                                                                             -------------
               MANUFACTURING--1.3%
  12,700       Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)                B3/B-              18,288,000
                                                                                             -------------
               MULTI-MEDIA--2.1%
  14,250       Echostar Communications Corp., 5.75%, 5/15/08                 B2/B               14,659,688
  13,750       Liberty Media Corp., 3.25%, 3/15/31                         Baa3/BBB-            13,560,937
                                                                                             -------------
                                                                                                28,220,625
                                                                                             -------------
               OIL & GAS--1.6%
   8,600       Kerr-McGee Corp., 5.25%, 2/15/10                             Ba1/BBB-             9,148,250
   7,585       St. Mary Land & Exploration Corp., 5.75%, 3/15/22             NR/NR              13,084,125
                                                                                             -------------
                                                                                                22,232,375
                                                                                             -------------
               PHARMACEUTICALS--1.5%
   2,290       Ligand Pharmaceutical, Inc., 6.00%, 11/16/07                  NR/NR               4,568,550
  15,250       Sepracor, Inc., 5.00%, 2/15/07                                NR/CCC+            15,993,438
                                                                                             -------------
                                                                                                20,561,988
                                                                                             -------------





6 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
  Principal
   Amount                                                                Credit Rating
    (000)                                                               (Moody's/S&P)              Value
----------------------------------------------------------------------------------------------------------
               RETAIL--2.3%
 $12,150       Gap, Inc., 5.75%, 3/15/09                                    Ba1/BB+          $  16,174,688
   5,200       Guitar Center, Inc., 4.00%, 7/15/13                           B1/B+               8,430,500
   6,350       Pep Boys Inc., 4.25%, 6/1/07                                  B1/BB-              6,492,875
                                                                                             -------------
                                                                                                31,098,063
                                                                                             -------------
               SEMI-CONDUCTORS--2.1%
  13,000       Advanced Micro Devices, Inc., 4.50%-4.75%, 12/1/07-2/1/22     B3/B-              15,575,125
  14,300       Amkor Technology, Inc., 5.00%, 3/15/07                      Caa1/CCC+            13,549,250
                                                                                             -------------
                                                                                                29,124,375
                                                                                             -------------
               SOFTWARE--2.2%
  10,200       Acxiom Corp, 3.75%, 2/15/09                                  Ba3/BB-             14,879,250
  11,900       Computer Associates International, Inc., 5.00%, 3/15/07      Ba1/BBB-            15,425,375
                                                                                             -------------
                                                                                                30,304,625
                                                                                             -------------
               TELECOMMUNICATIONS--6.5%
  16,250       American Tower Corp., 5.00%, 2/15/10                          B3/CCC             16,412,500
  13,600       CenturyTel, Inc., 4.75%, 8/1/32                             Baa2/BBB+            15,266,000
   9,500       Crown Castle International, Inc., 4.00%, 7/15/10              NR/CCC+            16,850,625
  16,000       Nextel Communications Corp., 5.25%, 1/15/10                  Ba3/BB              16,460,000
   8,600       NII Holdings, Inc., 3.50%, 9/15/33                            NR/NR              16,641,000
   7,040       Nortel Networks Corp., 4.25%, 9/1/08                          B3/B-               6,881,600
                                                                                             -------------
                                                                                                88,511,725
                                                                                             -------------
               Total Convertible Bonds & Notes (cost-$406,344,849)                             430,616,474
                                                                                             -------------




 CONVERTIBLE PREFERRED STOCK--23.4%
  Shares       AUTOMOTIVE--2.0%
---------
 260,000       Ford Motor Co., Capital Trust II, 6.50%, 1/15/32            Baa2/BB              13,725,400
 534,185       General Motors Corp., 6.25%, 7/15/33, Ser. C                Baa2/BBB-            14,241,372
                                                                                             -------------
                                                                                                27,966,772
                                                                                             -------------
               BANKING--1.1%
 275,000       Washington Mutual, Inc., 5.375%, 5/3/41                     Baa1/BBB             15,508,900
                                                                                             -------------
               COMMERCIAL SERVICES--2.4%
 380,000       United Rentals, Inc., 6.50%, 8/1/28                           B3/B               16,482,500
     110       Xerox Corp., 7.50%, 11/27/21                                  B1/B-              16,259,100
                                                                                             -------------
                                                                                                32,741,600
                                                                                             -------------
               FINANCIAL SERVICES--1.8%
 293,175       Capital One Financial Corp., 6.25%, 5/17/05                 Baa3/BBB-            16,546,797
 231,500       Genworth Financial, Inc., 6.00%, 5/16/07                      A2/A                7,502,915
                                                                                             -------------
                                                                                                24,049,712
                                                                                             -------------
               INSURANCE--2.3%
 496,600       Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05         NR/NR              15,208,375
 640,000       XL Capital Ltd., 6.50%, 5/15/07                               A2/A               16,288,000
                                                                                             -------------
                                                                                                31,496,375
                                                                                             -------------
               METALS & MINING--2.5%
 186,545       Arch Coal, 5.00%, 12/31/49                                    B3/B               16,975,595
 100,150       U.S. Steel Corp. 7.00%, 6/15/06, Ser. B                       NR/B               16,725,050
                                                                                             -------------
                                                                                                33,700,645
                                                                                             -------------



|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 7

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
                                                                         Credit Rating
   Shares                                                                (Moody's/S&P)              Value
----------------------------------------------------------------------------------------------------------
               OIL & GAS--5.0%
 208,700       Amerada Hess Corp., 7.00%, 12/1/06                           Ba3/BB           $  15,433,365
 102,100       Chesapeake Energy Corp., 5.00%, 12/31/49                      B3/B-              12,491,935
 450,000       Oneok, Inc., 8.50%, 2/16/06                                 Baa1/BBB+            16,065,000
 183,500       Public Service Enterprise Group, 10.25%, 11/16/05           Baa3/BBB-            12,353,220
 137,500       Williams Cos., Inc., 5.50%, 6/1/33                            NR/B-              11,550,000
                                                                                             -------------
                                                                                                67,893,520
                                                                                             -------------
               PHARMACEUTICALS--1.2%
 290,000       Schering-Plough Corp., 6.00%, 9/14/07                       Baa3/BBB             16,269,000
                                                                                             -------------
               RETAIL--1.1%
 586,000       Albertson's, Inc., 7.25%, 5/16/07                           Baa2/BBB             14,884,400
                                                                                             -------------
               TELECOMMUNICATIONS--1.0%
  23,285       Corning, Inc., 7.00%, 8/16/05                                 B1/BB-             14,003,017
                                                                                             -------------
               UTILITIES--3.0%
 158,300       AES Trust III, 6.75%, 10/15/29                              Caa2/CCC+             7,812,105
 302,850       FPL Group, Inc., 8.00%, 2/16/06                               NR/A-              18,243,684
 565,000       PMI Group, Inc., 5.875%, 11/15/06                             A1/A               14,938,600
                                                                                             -------------
                                                                                                40,994,389
                                                                                             -------------
               Total Convertible Preferred Stock (cost-$293,858,973)                           319,508,330
                                                                                             -------------





 COMMON STOCK--0.2%
               OIL & GAS--0.2%
 192,100       Chesapeake Energy Corp. (cost-$2,152,839)                                         3,171,828
                                                                                            --------------

----------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES--0.8%
----------------------------------------------------------------------------------------------------------
  Principal
   Amount
    (000)
  _________    United States Treasury Notes,
 $10,000       10.75%, 8/15/05, (cost-$10,557,412)                          Aaa/AAA             10,498,440
                                                                                            --------------
               TOTAL INVESTMENTS (cost-$1,294,847,505)--100%                                $1,362,782,888
                                                                                            --------------




--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:
(a) 144A-Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(b)  Credit-linked trust certificate.
GLOSSARY:
NR - Not Rated
--------------------------------------------------------------------------------



8 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04| SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (cost-$1,294,847,505)                      $1,362,782,888
---------------------------------------------------------------- ---------------
Cash                                                                 46,999,122
---------------------------------------------------------------- ---------------
Interest and dividends receivable                                    21,335,123
---------------------------------------------------------------- ---------------
Receivable for investments sold                                       6,526,695
---------------------------------------------------------------- ---------------
Interest rate cap premium paid                                        4,936,375
---------------------------------------------------------------- ---------------
Unrealized appreciation on interest rate cap                          1,082,949
---------------------------------------------------------------- ---------------
Prepaid expenses                                                         34,522
---------------------------------------------------------------- ---------------
   Total Assets                                                   1,443,697,674
---------------------------------------------------------------- ---------------

LIABILITIES:
Payable for investments purchased                                    28,929,603
---------------------------------------------------------------- ---------------
Dividends and distributions payable to common and
preferred shareholders                                               11,370,815
---------------------------------------------------------------- ---------------
Investment management fees payable                                      831,600
---------------------------------------------------------------- ---------------
Accrued expenses                                                        139,997
---------------------------------------------------------------- ---------------
   Total Liabilities                                                 41,272,015
---------------------------------------------------------------- ---------------
PREFERRED  SHARES ($0.00001 PAR VALUE;  $25,000 NET ASSET AND
  LIQUIDATION  VALUE PER SHARE APPLICABLE TO 20,200
  SHARES ISSUED AND OUTSTANDING)                                    505,000,000
---------------------------------------------------------------- ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       $897,425,659
---------------------------------------------------------------- ---------------

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock:
   Par value ($0.00001 per share applicable to 56,733,676
   shares issued and outstanding)                                  $        567
---------------------------------------------------------------- ---------------
   Paid-in-capital in excess of par                                 806,043,047
---------------------------------------------------------------- ---------------
Dividends in excess of net investment income                         (2,264,592)
---------------------------------------------------------------- ---------------
Net realized gain on investments                                     24,628,305
---------------------------------------------------------------- ---------------
Net unrealized appreciation of investments and interest rate cap     69,018,332
---------------------------------------------------------------- ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       $897,425,659
---------------------------------------------------------------- ---------------
NET ASSET VALUE PER COMMON SHARE                                         $15.82
---------------------------------------------------------------- ---------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 9

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II STATEMENT OF OPERATIONS
Six Months ended December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $6,192)              $ 36,376,251
-----------------------------------------------------------------  -------------
Dividends                                                            10,318,456
-----------------------------------------------------------------  -------------
   Total Investment Income                                           46,694,707
-----------------------------------------------------------------  -------------

EXPENSES:
Investment management fees                                            4,775,607
-----------------------------------------------------------------  -------------
Auction agent fees and commissions                                      648,095
-----------------------------------------------------------------  -------------
Shareholder reports                                                     127,280
-----------------------------------------------------------------  -------------
Custodian and accounting agent fees                                      90,712
-----------------------------------------------------------------  -------------
New York Stock Exchange listing fees                                     42,416
-----------------------------------------------------------------  -------------
Audit and tax services                                                   36,248
-----------------------------------------------------------------  -------------
Trustees' fees and expenses                                              31,548
-----------------------------------------------------------------  -------------
Legal fees                                                               22,144
-----------------------------------------------------------------  -------------
Transfer agent fees                                                      16,008
-----------------------------------------------------------------  -------------
Investor relations                                                       13,360
-----------------------------------------------------------------  -------------
Insurance expense                                                        11,887
-----------------------------------------------------------------  -------------
Miscellaneous                                                             5,520
-----------------------------------------------------------------  -------------
   Total expenses                                                     5,820,825
-----------------------------------------------------------------  -------------
NET INVESTMENT INCOME                                                40,873,882
-----------------------------------------------------------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
   Investments                                                       35,624,242
-----------------------------------------------------------------  -------------
   Interest Rate Cap                                                     37,875
-----------------------------------------------------------------  -------------
Net change in unrealized appreciation/depreciation of:
   Investments                                                       14,359,973
-----------------------------------------------------------------  -------------
   Interest Rate Cap                                                   (936,798)
-----------------------------------------------------------------  -------------
Net realized and unrealized gain (loss) on investments
and interest rate cap                                                49,085,292
-----------------------------------------------------------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS      89,959,174
-----------------------------------------------------------------  -------------
TOTAL DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES                (4,720,596)
-----------------------------------------------------------------  -------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   RESULTING FROM INVESTMENT OPERATIONS                             $85,238,578
-----------------------------------------------------------------  -------------


10 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04| SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II STATEMENT OF CHANGES IN
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
                                                                              Six Months          For the Period
                                                                                 ended            July 31, 2003*
                                                                           December 31, 2004         through
                                                                              (unaudited)         June 30, 2004
                                                                        ---------------------    ----------------
INVESTMENT OPERATIONS:
Net investment income                                                        $ 40,873,882          $ 69,176,349
--------------------------------------------------------------------    ---------------------    ----------------
Net realized gain on investments and interest rate cap                         35,662,117             6,708,496
--------------------------------------------------------------------    ---------------------    ----------------
Net change in unrealized appreciation/depreciation of investments
and interest rate cap                                                          13,423,175            55,595,157
--------------------------------------------------------------------    ---------------------    ----------------
Net increase in net assets resulting from investment operations                89,959,174           131,480,002
--------------------------------------------------------------------    ---------------------    ----------------

DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                          (4,645,197)           (4,538,086)
--------------------------------------------------------------------    ---------------------    ----------------
Net realized gains                                                                (75,399)                   --
--------------------------------------------------------------------    ---------------------    ----------------
Total dividends and distributions on preferred shares                          (4,720,596)           (4,538,086)
--------------------------------------------------------------------    ---------------------    ----------------
Net increase in net assets applicable to common shareholders
resulting from investment operations                                           85,238,578           126,941,916
--------------------------------------------------------------------    ---------------------    ----------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                         (41,461,743)          (69,866,227)
--------------------------------------------------------------------    ---------------------    ----------------
Net realized gains                                                             (7,680,066)           (1,815,413)
--------------------------------------------------------------------    ---------------------    ----------------
Total dividends and distributions to common shareholders                      (49,141,809)          (71,681,640)
--------------------------------------------------------------------    ---------------------    ----------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                                             --           805,781,250
--------------------------------------------------------------------    ---------------------    ----------------
Preferred shares underwriting discount charged to paid-in
capital in excess of par                                                               --            (5,050,000)
--------------------------------------------------------------------    ---------------------    ----------------
Common stock and preferred shares offering costs charged to
paid-in capital in excess of par                                                       --            (1,977,092)
--------------------------------------------------------------------    ---------------------    ----------------
Reinvestment of dividends and distributions                                     5,545,669             1,668,784
--------------------------------------------------------------------    ---------------------    ----------------
Net increase from capital share transactions                                    5,545,669           800,422,942
--------------------------------------------------------------------    ---------------------    ----------------
Total increase in net assets applicable to common shareholders                 41,642,438           855,683,218
--------------------------------------------------------------------    ---------------------    ----------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                           855,783,221               100,003
--------------------------------------------------------------------    ---------------------    ----------------
End of period (including undistributed (dividends in excess of)
  net investment income of ($2,264,592) and $2,968,466, respectively         $897,425,659          $855,783,221
--------------------------------------------------------------------    ---------------------    ----------------

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                 --            56,250,000
--------------------------------------------------------------------    ---------------------    ----------------
Issued in reinvestment of dividends and distributions                             369,309               107,386
--------------------------------------------------------------------    ---------------------    ----------------
NET INCREASE                                                                      369,309            56,357,386
--------------------------------------------------------------------    ---------------------    ----------------



* Commencement of operations



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 11

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II NOTES TO FINANCIAL STATEMENTS December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Nicholas-Applegate Convertible & Income Fund II (the "Fund") was organized as a Massachusetts business trust on April 22, 2003. Prior to commencing operations on July 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940. PA Fund Management LLC (the "Investment Manager"), serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. ("Allianz Global"), formerly Allianz Dresdner Asset Management of America L.P. Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund seeks to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security, may be fair-valued in good faith pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL INCOME TAXES
The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

(D) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal



12 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II NOTES TO FINANCIAL STATEMENTS December 31, 2004 (unaudited)
--------------------------------------------------------------------------------


income tax treatment; temporary differences do not require reclassification. To the extent these dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(E) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(F) INTEREST RATE CAPS
In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund's exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(G) CONCENTRATION OF RISK
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as the Fund's Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.70% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund
(including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all the Fund's investment decisions. For its services pursuant to the sub-advisory agreement, the Manager, and not the Fund, will pay to NACM a monthly fee.

3. INVESTMENT IN SECURITIES
For the six months ended December 31, 2004,  purchases and sales of investments,
other  than  short-term   securities,   were   $453,185,787  and   $507,731,258,
respectively.

(a) Interest rate cap agreement outstanding at December 31, 2004:


             Notional    Termination                Payments received    Unrealized
Counterparty   Amount        Date        Premium         by Fund         Appreciation
---------------------------------------------------------------------------------------
UBS AG      $505,000,000   1/15/2006   $4,936,375   1 month LIBOR-BBA     $1,082,949
                                                  over 2% strike price


4. INCOME TAX INFORMATION
The cost basis of portfolio securities for federal income tax purposes is $1,294,847,505. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $85,927,697; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $17,992,314; unrealized appreciation for federal income tax purposes is $67,935,383.

|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 13

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II NOTES TO FINANCIAL STATEMENTS December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

5. AUCTION PREFERRED SHARES
The Fund has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of long-term capital gains, if any, are accumulated daily at an annual rate set through auction procedures.

For the six months ended December 31, 2004, the annualized dividend rate ranged from:

                               High           Low       At 12/31/04
--------------------------------------------------------------------------------
Series A                       2.60%         1.37%         2.60%
Series B                       2.65%         1.25%         2.65%
Series C                       2.67%         1.40%         2.67%
Series D                       2.75%         1.20%         2.67%
Series E                       2.50%         1.33%         2.50%

The Fund is subject to certain  limitations  and  restrictions  while  preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS
On January 3, 2005, a dividend of $0.115625 per share was declared to common shareholders payable February 1, 2005 to shareholders of record on January 14, 2005.

On February 1, 2004, a dividend of $0.115625 per share was declared to common shareholders payable March 1, 2005 to shareholders of record on February 11, 2005.

7. LEGAL PROCEEDINGS
On September 13, 2004, the Securities and Exchange Commission (the "Commission") announced that the Investment Manager and certain of its affiliates had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of various open-end investment companies ("open-end funds") advised or distributed by the Investment Manager and certain of its affiliates. In their settlement with the Commission, the Investment Manager and their affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Investment Manager and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Investment Manager and its affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related, action on June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement with Allianz Global and certain other affiliates of the Investment Manager, in connection with a complaint filed by the New Jersey Attorney General ("NJAG") on February 17, 2004. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were subject of the Commission order regarding market timing described above.

On September 15, 2004, the Commission announced that the Investment Manager and certain of its affiliates agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of



14 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04|

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II NOTES TO FINANCIAL STATEMENTS December 31, 2004 (unaudited)
--------------------------------------------------------------------------------

various open-end funds advised or distributed by the Investment Manager and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In the settlement, the Investment Manager and its affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Investment Manager and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Investment Manager and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of $6.6 million based upon the amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission's order. The settlement agreement resolves matters described in the compliant filed by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General's fees and costs associated with the investigation and related matters. Neither the Commission's order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming as defendants the Investment Manager, the Sub-Adviser, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager, the Sub-Adviser and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

Under Section 9(a) of the Investment Company Act of 1940, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, the Sub-Adviser, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager, the Sub-Adviser, and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the Commission under Section 9(c) of the Investment Company Act of 1940. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September) 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

8. CORPORATE CHANGES
On September 14, 2004, David C. Flattum was appointed to the Board of Trustees and Youse Guia was named as the Fund's Chief Compliance Officer. On October 5, 2004, the Board of Trustees elected Robert E. Connor as Chairman. On December 14, 2004, Thomas J. Fuccillo was appointed as the Fund's Secretary.


|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 15

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                              Six Months           For the Period
                                                                                ended              July 31, 2003*
                                                                           December 31, 2004           through
                                                                             (unaudited)            June 30, 2004
                                                                           ------------------      ---------------
Net asset value, beginning of period                                           $15.18                   $14.33**
-------------------------------------------------------------------------   -----------------      ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                            0.72                     1.23
-------------------------------------------------------------------------   -----------------      ---------------
Net realized and unrealized gain on investments                                  0.87                     1.10
-------------------------------------------------------------------------   -----------------      ---------------
Total from investment operations                                                 1.59                     2.33
-------------------------------------------------------------------------   -----------------      ---------------
DIVIDENDS AND DISTRIBUTIONS ON PREFERRED SHARES FROM:
Net investment income                                                           (0.08)                   (0.08)
-------------------------------------------------------------------------   -----------------      ---------------
Net realized gains                                                              (0.00)                      --
-------------------------------------------------------------------------   -----------------      ---------------
Total dividends and distributions on preferred shares                           (0.08)                   (0.08)
-------------------------------------------------------------------------   -----------------      ---------------
Net increase in net assets applicable to common shareholders
  resulting from  investment operations                                          1.51                     2.25
-------------------------------------------------------------------------   -----------------      ---------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                                         (0.73)                   (1.24)
-------------------------------------------------------------------------   -----------------      ---------------
  Net realized gains                                                            (0.14)                   (0.03)
-------------------------------------------------------------------------   -----------------      ---------------
Total dividends and distributions to common shareholders                        (0.87)                   (1.27)
-------------------------------------------------------------------------   -----------------      ---------------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess of par            --                    (0.03)
-------------------------------------------------------------------------   -----------------      ---------------
Preferred shares offering costs/underwriting discounts charged to
  paid-in capital in excess of par                                                 --                    (0.10)
-------------------------------------------------------------------------   -----------------      ---------------
Total capital share transactions                                                   --                    (0.13)
-------------------------------------------------------------------------   -----------------      ---------------
NET ASSET VALUE, END OF PERIOD                                                 $15.82                   $15.18
-------------------------------------------------------------------------   -----------------      ---------------
Market price, end of period                                                    $15.82                   $14.05
-------------------------------------------------------------------------   -----------------      ---------------
TOTAL INVESTMENT RETURN (1)                                                     19.18%                    1.88%
-------------------------------------------------------------------------   -----------------      ---------------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)            $897,426                 $855,783
-------------------------------------------------------------------------   -----------------      ---------------
Ratio of expenses to average net assets (2)(3)                                   1.36%                    1.23%
-------------------------------------------------------------------------   -----------------      ---------------
Ratio of net investment income to average net assets (2)(3)                      9.56%                    8.87%
-------------------------------------------------------------------------   -----------------      ---------------
Preferred shares asset coverage per share                                     $69,418                  $67,359
-------------------------------------------------------------------------   -----------------      ---------------
PORTFOLIO TURNOVER                                                                 34%                      73%
-------------------------------------------------------------------------   -----------------      ---------------



*   Commencement of operations
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
+   Less than $0.005 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Annualized




16 Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report |12.31.04| SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
ANNUAL SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------
ANNUAL SHAREHOLDERS MEETING RESULTS:

The Fund held its annual meeting of shareholders on September 28, 2004. Common/Preferred shareholders voted to elect Paul Belica as a Class I Trustee to serve until 2007 and R. Peter Sullivan III as a Class II Trustee to serve until 2005. Preferred shareholders voted to elect Robert E. Connor as a Class I Trustee to serve until 2007.

The resulting vote count is indicated below:

                                                                        Withhold
                                                     Affirmative       Authority
--------------------------------------------------------------------------------
Election of Robert E. Connor*                            18,075            6,000
Election of Paul Belica                              53,487,958          627,966
Election of R. Peter Sullivan III                    53,558,076          557,848

John J. Dalessandro II*, Hans W. Kertess and David C. Flattum, continue to serve as Trustees of the Fund.


--------------------------
*Preferred Shares Trustee



|12.31.04| Nicholas-Applegate Convertible & Income Fund II Semi-Annual Report 17

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

                                [This page intentionally left blank.]

                                [This page intentionally left blank.]

TRUSTEES AND PRINCIPAL OFFICERS

Robert E. Connor
  Chairman of the Board of Trustees
Paul Belica
  Trustee
John J. Dalessandro II
  Trustee
David C. Flattum
  Trustee
Hans W. Kertess
  Trustee
R. Peter Sullivan III
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President
Douglas Forsyth
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Secretary
Youse Guia
  Chief Compliance Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER

PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas-Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarter of its fiscal year on Form N-Q. Form N-Q is available (i) on the Fund's website at www.pimcoadvisors.com (ii) on the Commission's website at www.sec.gov, and (iii) at the Commission's Public Reference Room which is located at the Commission's headquarters' office at 450 5th Street N.W. Room 1200, Washington, D.C. 20459,
(202) 942-8090.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund's transfer agent at (800) 331-1710; (ii) on the Fund's website at www.pimcoadvisors.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

Information on the Fund is available at www.pimcoadvisors.com or by calling the Fund's transfer agent at 1-800-331-1710.

PIMCO ADVISORS (LOGO)

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT  Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES  Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

                                                       TOTAL NUMBER
                                                   OF SHARES PURCHASED         MAXIMUM NUMBER OF
                   TOTAL NUMBER       AVERAGE      AS PART OF PUBLICLY       SHARES THAT MAY YET BE
                     OF SHARES      PRICE PAID      ANNOUNCED PLANS OR     PURCHASED UNDER THE PLANS
       PERIOD        PURCHASED       PER SHARE           PROGRAMS                 OR PROGRAMS
       ------        ---------       ---------           --------                 -----------

July 2004               N/A             N/A                    N/A                    N/A
August 2004             N/A             N/A                    N/A                    N/A
September 2004          N/A            14.60                98,031                    N/A
October 2004            N/A            14.94                93,178                    N/A
November 2004           N/A            14.91                92,368                    N/A
December 2004           N/A            15.69                85,732                    N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors Funds website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, "which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(2) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date March 9, 2005
------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date March 9, 2005
------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date March 9, 2005
------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date March 9, 2005
------------------